Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) D $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 27, 2021	Jan. 29, 2021	Jan. 28, 2021 shares
Class of Warrant or Right [Line Items]
Exchange ratio								2.1504
Issuance of preferred stock, net			$ 0	$ 32,949,000	$ 32,949,000	$ 11,008,000
Interest costs capitalized	$ 114,000	$ 0	114,000	0
Amortization of intangible assets	$ 259,000		470,000
Impairment of intangible assets			$ 0
Series B And Series C Preferred Stock
Class of Warrant or Right [Line Items]
Issuance of preferred stock, net		$ 28,069,000		$ 32,949,000
Root AI. | Intellectual Property And Technology-Based Intangible Assets
Class of Warrant or Right [Line Items]
Intangible asset, useful life			10 years
Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	13,242,000		13,242,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50		$ 11.50
Warrants | Common stock, $0.0001 par value per share
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares) | shares	1		1
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	10,907,000		10,907,000						10,000,000
Redemption price (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Minimum notice of redemption, term			30 days
Common stock price threshold which triggers warrant redemption (in dollars per share) | $ / shares			$ 18.00
Consecutive trading days threshold (in days) | D			20
Trading day threshold (in days) | D			30
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	2,335,000		2,335,000						3,250,000
Line of Credit | Revolving Credit Facility
Class of Warrant or Right [Line Items]
Collateral percentage	105.00%		105.00%				105.00%